Income Taxes (Changes In The Valuation Allowance For Deferred Tax Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 461,966		¥ 501,554		¥ 493,906
Net change during the year	29,020	[1]	(39,588)	[2]	7,648	[3]
Balance at end of year	490,986		461,966		501,554
Nomura Holdings, Inc. [Member]
Valuation Allowance [Line Items]
Net change during the year	(15,709)		(3,408)		(3,332)
Japan Subsidiaries [Member]
Valuation Allowance [Line Items]
Net change during the year	20,014		(2,657)		2,667
Foreign Subsidiaries [Member]
Valuation Allowance [Line Items]
Net change during the year	¥ 24,715		¥ 33,523		¥ 8,313

[1]	Includes ¥24,715 million related to foreign subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries, ¥20,014 million related to Japanese subsidiaries which is mainly due to the effect of the conversion of Nomura Land and Building Co., Ltd. into a subsidiary of Nomura Holdings, Inc. and negative ¥15,709 million related to the Company which is due mainly to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥29,020 million of allowances increased for the year ended March 31, 2012.
[2]	Includes negative ¥33,523 million related to foreign subsidiaries which is mainly due to an effect of utilized loss carryforwards in certain U.S. subsidiaries, negative ¥2,657 million and negative ¥3,408 million related to Japanese subsidiaries and the Company, respectively, which is due mainly to a result of a review of future realizable value for the deferred tax assets previously recorded. In total, ¥39,588 million of allowances decreased for the year ended March 31, 2011.
[3]	Includes ¥8,313 million and ¥2,667 million related to subsidiaries which is mainly due to an increase in non-recoverability of losses in certain foreign subsidiaries and in certain subsidiaries in Japan, negative ¥3,332 million related to the Company which is due to the decrease of allowance for the deferred tax assets previously recorded. In total, ¥7,648 million of allowances increased for the year ended March 31, 2010.